Institutional
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares or Institutional Plus Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Emerging Markets Stock Index Fund Institutional) Vanguard Emerging Markets Stock Index Fund	Vanguard Emerging Markets Stock Index Fund - Institutional Shares	Vanguard Emerging Markets Stock Index Fund - Institutional Plus Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	2.00%	2.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Emerging Markets Stock Index Fund Institutional) Vanguard Emerging Markets Stock Index Fund	Vanguard Emerging Markets Stock Index Fund - Institutional Shares	Vanguard Emerging Markets Stock Index Fund - Institutional Plus Shares
Management Expenses	0.03%	0.02%
12b-1 Distribution Fee	none	none
Other Expenses	0.10%	0.08%
Total Annual Fund Operating Expenses	0.13%	0.10%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year, and that total annual operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be.

Expense Example, No Redemption (Vanguard Emerging Markets Stock Index Fund Institutional) Vanguard Emerging Markets Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Emerging Markets Stock Index Fund - Institutional Shares	38	67	98	191
Vanguard Emerging Markets Stock Index Fund - Institutional Plus Shares	35	57	81	153

Participant
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Emerging Markets Stock Index Fund Participant) Vanguard Emerging Markets Stock Index Fund	Vanguard Emerging Markets Stock Index Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	2.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Emerging Markets Stock Index Fund Participant) Vanguard Emerging Markets Stock Index Fund	Vanguard Emerging Markets Stock Index Fund - Investor Shares
Management Expenses	0.23%
12b-1 Distribution Fee	none
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.33%

Example

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be.

Expense Example, No Redemption (Vanguard Emerging Markets Stock Index Fund Participant) Vanguard Emerging Markets Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Emerging Markets Stock Index Fund - Investor Shares	59	131	210	442

Participant:
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Signal Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Emerging Markets Stock Index Fund Participant:) Vanguard Emerging Markets Stock Index Fund	Vanguard Emerging Markets Stock Index Fund - Signal Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	2.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Emerging Markets Stock Index Fund Participant:) Vanguard Emerging Markets Stock Index Fund	Vanguard Emerging Markets Stock Index Fund - Signal Shares
Management Expenses	0.12%
12b-1 Distribution Fee	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.20%

Example

The following example is intended to help you compare the cost of investing in the Fund's Signal Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be.

Expense Example, No Redemption (Vanguard Emerging Markets Stock Index Fund Participant:) Vanguard Emerging Markets Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Emerging Markets Stock Index Fund - Signal Shares	45	89	137	280

Retail
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Emerging Markets Stock Index Fund Retail) Vanguard Emerging Markets Stock Index Fund (USD $)	Vanguard Emerging Markets Stock Index Fund - Investor Shares	Vanguard Emerging Markets Stock Index Fund - Admiral Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	2.00%	2.00%
Account Service Fee (for fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Emerging Markets Stock Index Fund Retail) Vanguard Emerging Markets Stock Index Fund	Vanguard Emerging Markets Stock Index Fund - Investor Shares	Vanguard Emerging Markets Stock Index Fund - Admiral Shares
Management Expenses	0.23%	0.12%
12b-1 Distribution Fee	none	none
Other Expenses	0.10%	0.08%
Total Annual Fund Operating Expenses	0.33%	0.20%

Examples
Expense Example, No Redemption (Vanguard Emerging Markets Stock Index Fund Retail) Vanguard Emerging Markets Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Emerging Markets Stock Index Fund - Investor Shares	59	131	210	442
Vanguard Emerging Markets Stock Index Fund - Admiral Shares	45	89	137	280

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year, and that total annual operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be.

Signal
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Signal Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Emerging Markets Stock Index Fund Signal) Vanguard Emerging Markets Stock Index Fund	Vanguard Emerging Markets Stock Index Fund - Signal Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	2.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Emerging Markets Stock Index Fund Signal) Vanguard Emerging Markets Stock Index Fund	Vanguard Emerging Markets Stock Index Fund - Signal Shares
Management Expenses	0.12%
12b-1 Distribution Fee	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.20%

Example

The following example is intended to help you compare the cost of investing in the Fund's Signal Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be.

Expense Example, No Redemption (Vanguard Emerging Markets Stock Index Fund Signal) Vanguard Emerging Markets Stock Index Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Emerging Markets Stock Index Fund - Signal Shares	45	89	137	280